ADVISER AND ADMINISTRATOR
      AQUILA MANAGEMENT CORPORATION
      380 Madison Avenue, Suite 2300
      New York, New York 10017

INVESTMENT SUB-ADVISER
      FERGUSON, WELLMAN, RUDD,
        PURDY & VAN WINKLE, INC.
      888 SW Fifth Avenue, Suite 1200
      Portland, Oregon 97204

BOARD OF TRUSTEES
      Lacy B. Herrmann, Chairman
      Vernon R. Alden
      David B. Frohnmayer
      James A. Gardner
      Diana P. Herrmann
      Sterling K. Jenson
      Raymond H. Lung
      John W. Mitchell
      Richard C. Ross
      Ralph R. Shaw

OFFICERS
      Lacy B. Herrmann, President
      James M. McCullough, Senior Vice President
      Kimball L. Young, Senior Vice President
      Sherri Foster, Vice President
      Diana P. Herrmann, Vice President
      Kerry A. Lemert, Vice President
      Christine L. Neimeth, Vice President
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

DISTRIBUTOR
      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
      PFPC Inc.
      400 Bellevue Parkway
      Wilmington, Delaware 19809

CUSTODIAN
      BANK ONE TRUST COMPANY, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

INDEPENDENT AUDITORS
      KPMG LLP
      757 Third Avenue
      New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2000


AQUILA
CASCADIA
EQUITY FUND

[Graphic: Small picture of an antique pocketwatch in front of a larger picture of a cascading waterfall]

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Graphic: Small picture of an antique pocketwatch in front of a larger picture of a cascading waterfall]

                          AQUILA CASCADIA EQUITY FUND

                               SEMI-ANNUAL REPORT


                                                               November 20, 2000

Dear Fellow Shareholder:

     We are enclosing the Semi-Annual Report for Aquila Cascadia Equity Fund for the six-month period from March 31, 2000 through September 30, 2000.

     The stock market over this past six-month period was highly volatile. Upon some occasions, the share value of the Fund was up compared to that on March 31, and upon other occasions it was down. Based upon where the market was on September 30th, the total return value of Class A shares of the Fund showed a decline for the six-month period of 12.15%. This return does not reflect any sales charge. Since September 30th, there has been a rebound in the share value as the market has also shown an upward movement.

     We wish to emphasize that the fundamental characteristics of the companies in our portfolio do not possess any basic changes. However, the stock prices do reflect psychological characteristics of investors in general. Indeed, the Fund's share price in most instances parallels various "benchmark" indices of the market during this period.

THE STORY FOR THE CASCADIA REGION CONTINUES TO BE COMPELLING

     We continue to be excited about the prospects for the seven states - Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii - within the Cascadia region of our country in terms of the possibility for good capital growth from investments in companies within the various states. This is despite the present stock market volatility which continues to be inherent.

     Our country has experienced significant economic growth over the last 10 years. We believe it will continue to do so, to various extents, over the foreseeable future. Indeed, we believe, that there will be times when the rate of growth increases and other times when it decreases. But, we do not, at the present time, forecast any major downturn.

     The Cascadia region is home to both excellent companies as well as highly competent employees. The quality of life available to people living in the area is a major factor in terms of the caliber of the people in the Cascadia region.

     As we have mentioned in previous reports, if the Cascadia region was broken out into a separate country, it would have one of the highest Gross Domestic Products ("GDP") in the world. In fact, the region's gross economy would rank it between the 11th or 12th largest in the whole world, slightly behind the total economy produced by Canada and greater than that of Mexico.

     Of equal importance to you as an investor, we have the opportunity to invest in this dynamic area without the problems of currency exchange, accounting differences, language barriers or other cultural aspects which represent some of the detracting characteristics which one finds when investing in various countries throughout the world.

THE FUND'S INVESTMENT APPROACH

     We continue to seek out companies which possess high growth prospects, but which we feel are selling at a reasonable valuation. Essentially, we call this approach "growth at a reasonable price." What we would like to see in companies in which we invest is a:

     * relatively high growth earnings, with strong prospects for sustaining this trend,

     *    high return on invested capital,

     *    relatively low level of debt,

     *    demonstrated competitive edge in its specific industry segment,

     *    high stake in ownership by management, and

     * price/earnings ratio lower than or comparable to its projected earnings growth.

     We believe that there are a number and variety of companies in the Cascadia region available for investment by the Fund which fit various of the above characteristics.

     Our on-site portfolio manager is kept very busy ferreting out new situations for the Fund, as well as overseeing ones in which we are already invested. We have found that, in many instances, we can unearth various exciting companies which are national and international in orientation, but also lesser known others which possess capital appreciation potential before these companies become well known to Wall Street. This, we believe, is what gives us a competitive edge in our investment approach.

THE FUND'S KEY INVESTMENTS

     As at September 30, 2000, the Fund's key investments and the location of these investments were as follows:

[Graphic of a pie chart with the following information:]

       PORTFOLIO DISTRIBUTION BY MARKET SECTOR

Technology                                        33%
Transportation                                     1%
Utilities                                          5%
Basic Materials                                    6%
Capital Goods                                      6%
Communication Services                             6%
Consumer Cyclicals                                 9%
Consumer Staples                                   7%
Energy                                             6%
Finance                                            8%
Healthcare                                        13%

[Graphic of a pie chart with the following information:]

          PORTFOLIO DISTRIBUTION BY STATE

Hawaii                                             2%
Idaho                                              9%
Nevada                                             2%
Oregon                                            23%
Washington                                        40%
Utah                                               4%
Other                                             20%


     We also believe it will be of interest to you to know the top 10 holdings of the Fund as at September 30, 2000. While the individual holdings of the Fund and those that make up these top 10 will vary over time, there is a commonality in their selection. This common denominator is that of securities which possess "growth at a reasonable price," at the time of purchase. As mentioned, we are also specifically interested in identifying strong management teams who possess ownership positions in their companies' stock.

                                       TOP TEN HOLDINGS

                                   PERCENT
     COMPANY                    OF NET ASSETS     STATE              MARKET SECTOR
     Immunex                         5.5%         Washington         Healthcare
     Triquint Semiconductor          4.4%         Oregon             Technology
     Intel                           4.2%         California         Technology
     Starbucks Coffee                4.1%         Washington         Consumer Staples
     Costco Wholesale Corp.          4.0%         Washington         Consumer Cyclicals
     Lattice Semiconductor           3.7%         Oregon             Technology
     Microsoft                       3.6%         Washington         Technology
     Boeing                          3.5%         Washington         Capital Goods
     Micron Technology               3.1%         Idaho              Technology
     Corixa Corp.                    3.0%         Washington         Healthcare

INVESTMENT PHILOSOPHY

     We remain committed to our investment philosophy and disciplines. It is our desire to purchase and hold securities of companies within the Cascadia region of our country which will provide attractive long-term capital appreciation for our shareholders.

YOUR CONFIDENCE IS APPRECIATED

     Your investment in Aquila Cascadia Equity Fund is greatly appreciated. We value your trust and will continue to do our best to merit your confidence.



                                                  Sincerely,


                                                  /s/  Lacy B. Herrmann
                                                  ---------------------

                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                  of the Board of Trustees

In keeping with industry standards, total return figures indicated above do not include sales charges, but do reflect reinvestment of dividends and capital gains, if any. Different classes of shares are offered and their performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes. The performance shown represents that of Class A shares, adjusted to reflect the absence of sales charges, which is currently a maximum amount of 4.25% for this Class. A portion of management fees is being waived. Returns would be less if sales charges and management fees were fully applied. Share net asset value and investment return fluctuate so that an investor may receive more or less than original investment upon redemption. The prospectus of the Fund, which contains more complete information, including management fees and expenses and which discusses the special risk considerations of the geographic concentration strategy of the Fund, should, of course, be carefully reviewed before investing.

                          AQUILA CASCADIA EQUITY FUND
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                   MARKET
 SHARES        COMMON STOCKS - 97.8%                                                VALUE
               BASIC MATERIALS - 5.4%

               PAPER & FOREST PRODUCTS - 5.4%
   10,750      Boise Cascade Corp.                                              $    285,547
   22,250      Longview Fibre Co.                                                    267,000
   20,000      Louisiana Pacific                                                     183,750
    5,000      Weyerhaeuser Co.                                                      201,875
                                                                                     938,172


               CAPITAL GOODS - 6.2%

               AEROSPACE/DEFENSE - 3.5%
    9,600      Boeing                                                                604,800

               ELECTRICAL EQUIPMENT - 1.1%
    5,200      Electro Scientific Industries+                                        182,650

               TRUCKS & PARTS - 1.6%
    7,630      PACCAR Inc.                                                           282,787


               COMMUNICATION SERVICES - 6.0%

               TELECOM - CELLULAR - 0.9%
    4,300      Western Wireless Communications+                                      153,187

               TELECOM - WIRELESS - 0.9%
   12,300      Metro One Telecommunications +                                        155,287

               TELEPHONE - 4.2%
   14,800      Nextlink Communications                                               520,775
    4,392      Verizon Communications                                                212,737
                                                                                     733,512


               CONSUMER CYCLICALS - 8.5%

               FOOTWEAR - 2.3%
    9,900      Nike Inc. Class B                                                     396,619




               RETAIL - GENERAL MERCHANDISE/SPECIALTY - 6.2%
    6,500      Amazon.com+                                                      $    249,844
   20,000      Costco Wholesale Corp.+                                               698,750
   16,800      Hollywood Entertainment Corp. +                                       124,950
                                                                                   1,073,544

               CONSUMER STAPLES - 7.3%

               RESTAURANTS - 4.1%
   17,900      Starbucks Corporation +                                               717,119

               RETAIL-FOOD CHAINS - 3.2%
    7,300      Albertsons Inc.                                                       153,300
   17,816      Kroger Co. +                                                          401,973
                                                                                     555,273


               ENERGY - 5.4%

               DRILLING - 1.8%
    6,250      Noble Drilling Corp. +                                                314,062

               OIL - DOMESTIC - 3.6%
    8,774      BP Amoco PLC                                                          465,022
    3,000      Texaco Inc.                                                           157,500
                                                                                     622,522

               FINANCE - 7.8%

               BANKS - MAJOR REGIONAL - 5.7%
   14,600      Banc West Corp.                                                       283,788
   15,000      Columbia Bancorp                                                      101,250
   16,900      U.S. Bancorp                                                          384,475
    4,200      Zions Banc                                                            214,791
                                                                                     984,304

               SAVINGS & LOAN - 2.1%
    9,375      Washington Mutual Inc.                                                373,242





               HEALTHCARE - 12.9%

               BIOTECH - 11.3%
   10,500      Corixa Corp. +                                                   $    527,625
    5,500      Icos Corporation +                                                    297,687
   22,000      Immunex Corp. +                                                       957,000
    2,000      Myriad Genetics Inc.+                                                 172,000
                                                                                   1,954,312

               DRUGS-MAJOR - 1.6%
    5,000      NPS Pharmaceuticals+                                                  282,813


               TECHNOLOGY - 32.5%

               COMPUTER HARDWARE & SOFTWARE SERVICES - 10.3%
    4,690      Hewlett-Packard Co.                                                   454,930
    8,200      InFocus Corp.+                                                        434,600
   10,435      Microsoft Corp.+                                                      628,709
    7,000      Webtrends Corp.+                                                      261,625
                                                                                   1,779,864

               ELECTRONICS - 19.8%
   17,720      Intel Corp.                                                           736,488
   12,000      Lattice Semiconductor +                                               645,000
   20,700      Mentor Graphics Corp. +                                               487,744
   11,600      Micron Technology Inc. +                                              533,600
    3,500      Tektronix Inc.                                                        268,844
   21,200      Triquint Semiconductor +                                              772,475
                                                                                   3,444,151

               INTERNET SOFTWARE - 2.4%
    4,250      Go2net Inc. +                                                         230,629
    4,800      Realnetworks Inc. +                                                   190,800
                                                                                     421,429





               TRANSPORTATION - 1.2%

               AIR FREIGHT/AIRLINES - 1.2%
    6,800      Airborne Freight Corporation                                     $     69,275
    6,150      Alaska Air Group Inc.+                                                147,600
                                                                                     216,875


               UTILITIES - 4.6%

               NATURAL GAS - 4.6%
   16,300      Southwest Gas Corporation                                             341,281
   10,900      Williams Companies Inc.                                               460,525
                                                                                     801,806

                      Total Common Stocks (cost $12,043,754*)        97.8%        16,988,330
                      Other assets in excess of liabilities           2.2            373,443
                      Net Assets                                    100.0%      $ 17,361,773



                      * Cost for Federal tax purposes is identical. + Non-income producing security.

                 See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS
        Investments at market value (cost $12,043,754)                                           $ 16,988,330
        Cash                                                                                          344,772
        Deferred organization expenses (note 2)                                                        17,996
        Receivable for Fund shares sold                                                                 8,342
        Dividends receivable                                                                            5,801
        Other assets                                                                                   15,000
               Total assets                                                                        17,380,241

LIABILITIES
        Distribution fees payable                                                                       6,928
        Accrued expenses                                                                                5,840
        Management fees payable                                                                         5,700
               Total liabilities                                                                       18,468

NET ASSETS                                                                                       $ 17,361,773

        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares
               par value $.01 per share                                                          $      8,675
        Additional paid-in capital                                                                 11,128,902
        Net unrealized appreciation on investments                                                  4,944,576
        Accumulated net realized gain on investments                                                1,279,620
                                                                                                 $ 17,361,773

CLASS A
        Net Assets                                                                               $  2,001,610
        Capital shares outstanding                                                                    100,278
        Net asset value and redemption price per share                                           $      19.96
        Offering price per share (100/95.75 of $19.96 adjusted to nearest cent)                  $      20.85

CLASS C
        Net Assets                                                                               $  2,226,063
        Capital shares outstanding                                                                    114,735
        Net asset value and offering price per share                                             $      19.40
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
               if redeemed during the first 12 months after purchase)                            $      19.40*

CLASS Y
        Net Assets                                                                               $ 13,134,100
        Capital shares outstanding                                                                    652,521
        Net asset value, offering and redemption price per share                                 $      20.13


                See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
        Dividends                                                                                $     66,964

Expenses:

        Advisory and Administrative fees (note 3)                               $     68,153
        Sub-Advisory fees (note 3)                                                    59,399
        Legal fees                                                                    17,500
        Shareholders' reports                                                         14,000
        Distribution and service fees (note 3)                                        12,814
        Amortization of organization expenses (note 2)                                 9,860
        Trustees' fees and expenses                                                    9,000
        Transfer and shareholder servicing agent fees                                  8,000
        Registration fees                                                              7,500
        Audit and accounting fees                                                      7,000
        Custodian fees                                                                 1,000
        Miscellaneous                                                                  2,226
                                                                                     216,452

        Advisory and Administrative fees waived (note 3)                             (42,540)
        Sub-Advisory fees waived (note 3)                                            (33,786)
        Expenses paid indirectly (note 6)                                             (1,000)
               Net expenses                                                                           139,126
        Net investment loss                                                                           (72,162)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions                             1,001,839
        Change in unrealized appreciation on investments                          (3,210,352)

        Net realized and unrealized loss on investments                                            (2,208,513)
        Net decrease in net assets resulting from operations                                     $ (2,280,675)

                See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                             SEPTEMBER 30, 2000      MARCH 31, 2000
OPERATIONS:
        Net investment loss                                                     $    (72,162)         $    (67,755)
        Net realized gain from securities transactions                             1,001,839             1,233,868
        Change in unrealized appreciation on investments                          (3,210,352)            5,038,882
               Change in net assets from operations                               (2,280,675)            6,204,995

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
        Class A Shares:
        Net investment income                                                              -                     -
        Net realized gain on investments                                                   -               (81,288)

        Class C Shares:
        Net investment income                                                              -                     -
        Net realized gain on investments                                                   -               (58,813)

        Class Y Shares:
        Net investment income                                                              -                     -
        Net realized gain on investments                                                   -              (504,879)
               Change in net assets from distributions                                     -              (644,980)

CAPITAL SHARE TRANSACTIONS (NOTE 7):
        Proceeds from shares sold                                                  1,168,208               626,528
        Reinvested dividends and distributions                                             -               450,542
        Cost of shares redeemed                                                     (100,946)           (3,778,681)
               Change in net assets from capital share transactions                1,067,262            (2,701,611)

               Change in net assets                                               (1,213,413)            2,858,404

NET ASSETS:
        Beginning of period                                                       18,575,186            15,716,782

        End of period                                                           $ 17,361,773          $ 18,575,186

                See accompanying notes to financial statements.

                          AQUILA CASCADIA EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

     Aquila Cascadia Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. The Fund began its current investment operations as a capital appreciation fund on September 9, 1996.

     The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Class A shares are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 31, 2000 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privil eges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d)   ORGANIZATION  EXPENSES:  The  Fund's  organizational   expenses  have  been
     deferred and are being amortized on a straight-line basis over five years.

e) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.


f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Management   affairs  of  the  Fund  are  conducted  through  two  separate management arrangements.

     Aquila Management Corporation, the Fund's founder and sponsor, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. Under this agreement, the Adviser provides such advisory services to the Fund, in addition to those services provided by the Sub-Adviser, as the Adviser deems appropriate. Besides its advisory services, it also provides all administrative services, other than those relating to the Fund's investment portfolio handled by the Sub-Adviser. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.80 of 1% on the first $15 million; 0.65 of 1% on the next $35 million and 0.50 of 1% on the excess above $50 million.

     The Fund also has an Investment Sub-Advisory Agreement with Ferguson, Wellman, Rudd, Purdy & Van Winkle, Inc. (the "Sub-Adviser"). Under this agreement, the Sub-Adviser supervises the investment program of the Fund and the composition of its portfolio, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess above $50 million.

     For the six months ended September 30, 2000, the Fund incurred fees under the Advisory and Administration Agreement and Sub-Advisory Agreement of $68,153 and $59,399, respectively, of which amounts $42,540 and $33,786, respectively, were voluntarily waived.

     Specific details as to the nature and extent of the services provided by the Adviser and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended September 30, 2000, service fees on Class A Shares amounted to $2,382, of which the Distributor received $203.


     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended September 30, 2000, amounted to $7,824. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended September 30, 2000, amounted to $2,608. The total of these payments with respect to Class C Shares amounted to $10,432, of which the Distributor received $3,815.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the Fund's general investment region, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2000, total commissions on sales of Class A Shares amounted to $5,939, of which the Distributor received $15.

4. PURCHASES AND SALES OF SECURITIES

     For the six months ended September 30, 2000, purchases of securities and proceeds from the sales of securities aggregated $1,947,186 and $1,262,186, respectively.

     At September 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $5,998,629 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,054,053, for a net unrealized appreciation of $4,944,576.

5. DISTRIBUTIONS

     The Fund anticipates that, to the extent necessary, income generated by its investment portfolio will be used primarily to offset the Fund's operating expenses. Whatever income that accrues above the level of the Fund's operating expenses will be distributed annually to shareholders. Net realized capital gains, if any, will be distributed annually and are taxable.


     Distributions are recorded by the Fund on the ex-dividend date and paid to shareholders in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                SIX MONTHS ENDED                         YEAR ENDED
                                               SEPTEMBER 30, 2000                      MARCH 31, 2000
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold               19,429          $   388,259            14,162          $    269,760
    Reinvested dividends and
        distributions                            -                    -             1,580                29,989
    Cost of shares redeemed                 (2,474)             (50,214)          (61,180)           (1,277,766)
        Net change                          16,955              338,045           (45,438)             (978,017)

CLASS C SHARES:
    Proceeds from shares sold               21,947              436,997            14,162               267,567
    Reinvested dividends and
        distributions                            -                    -               185                 3,437
    Cost of shares redeemed                   (147)              (3,024)           (7,534)             (136,326)
        Net change                          21,800              433,973             6,813               134,678

CLASS Y SHARES:
    Proceeds from shares sold               16,185              342,952             4,406                89,201
    Reinvested dividends and
        distributions                            -                    -            21,827               417,116
    Cost of shares redeemed                 (2,274)             (47,708)         (125,100)           (2,364,589)
        Net change                          13,911              295,244           (98,867)           (1,858,272)

Total transactions in Fund
    shares                                  52,666          $ 1,067,262          (137,492)         $ (2,701,611)


                          AQUILA CASCADIA EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             CLASS A                                       CLASS C
                                        SIX MONTHS                           PERIOD(1)  SIX MONTHS                         PERIOD(1)
                                           ENDED      YEAR ENDED MARCH 31,     ENDED      ENDED      YEAR ENDED MARCH 31,    ENDED
                                          9/30/00    2000     1999     1998   3/31/97    9/30/00     2000    1999     1998  3/31/97
Net Asset Value, Beginning of Period      $22.72    $16.46   $16.89   $12.95   $12.00     $22.18    $16.21  $16.76   $12.95  $12.00

Income from Investment Operations:
    Net investment loss                   (0.10)    (0.10)     -        -        -        (0.17)    (0.24)    -        -       -
    Net gain (loss) on securities
        (both realized and unrealized)    (2.66)    7.05     (0.43)   3.94     0.95       (2.61)    6.90    (0.55)   3.81    0.95

    Total from Investment Operations      (2.76)    6.95     (0.43)   3.94     0.95       (2.78)    6.66    (0.55)   3.81    0.95

Less Distributions (note 5):
    Dividends from net investment
        income                              -         -        -        -        -          -         -       -        -       -
    Distributions from capital gains        -       (0.69)     -        -        -          -       (0.69)    -        -       -

    Total Distributions                     -       (0.69)     -        -        -          -       (0.69)    -        -       -

Net Asset Value, End of Period            $19.96    $22.72   $16.46   $16.89   $12.95     $19.40    $22.18  $16.21   $16.76  $12.95

Total Return (not reflecting sales
    charge) (%)                           (12.15)+  43.07    (2.55)   30.42    7.92+      (12.53)+  41.94   (3.28)   29.42   7.92+

Ratios/Supplemental Data
    Net Assets, End of Period
        ($ thousands)                     2,002     1,893    2,119    2,709    1,615      2,226     2,061   1,396    968     350
    Ratio of Expenses to Average
        Net Assets (%)                    1.56*     1.67     1.92     1.77     1.34*      2.18*     2.42    2.65     2.53    1.38*
    Ratio of Net Investment Loss
        to Average Net Assets (%)         (0.85)*   (0.53)   (0.25)   (0.18)   (0.16)*    (1.49)*   (1.30)  (1.00)   (0.96)  (0.16)*
    Portfolio Turnover Rate (%)           7.41+     37.46    26.62    29.38    3.53+      7.41+     37.46   26.62    29.38   3.53+

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

    Ratio of Expenses to Average
        Net Assets (%)                    2.35*     2.44     2.37     2.76     4.63*      2.95*     3.20    3.09     3.53    5.39*
    Ratio of Net Investment Loss to
        Average Net Assets (%)            (1.65)*   (1.30)   (0.70)   (1.17)   (3.45)*    (2.26)*   (2.08)  (1.44)   (1.96)  (4.17)*

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                      1.55*     1.65     1.80     1.75     1.18*      2.17*     2.40    2.54     2.51     1.22*


(1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.
 +   Not annualized.
 *   Annualized.

                          AQUILA CASCADIA EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                     CLASS Y
                                                                          SIX MONTHS                                       PERIOD(1)
                                                                             ENDED            YEAR ENDED MARCH 31,           ENDED
                                                                            9/30/00       2000        1999        1998      3/31/97
Net Asset Value, Beginning of Period                                         $22.89      $16.55      $16.94      $12.96      $12.00

Income from Investment Operations:
    Net investment loss                                                      (0.07)      (0.05)        -           -           -
    Net gain (loss) on securities (both realized and unrealized)             (2.69)      7.08        (0.39)      3.98        0.96

    Total from Investment Operations                                         (2.76)      7.03        (0.39)      3.98        0.96

Less Distributions (note 5):
    Dividends from net investment income                                       -           -           -           -           -
    Distributions from capital gains                                           -         (0.69)        -           -           -

    Total Distributions                                                        -         (0.69)        -           -           -

Net Asset Value, End of Period                                               $20.13      $22.89      $16.55      $16.94      $12.96

Total Return (not reflecting sales charge) (%)                               (12.06)+    43.32       (2.30)      30.71       8.00+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                                  13,134      14,621      12,202      12,649      7,393
    Ratio of Expenses to Average Net Assets (%)                              1.41*       1.42        1.66        1.52        1.40*
    Ratio of Net Investment Gain (Loss) to Average Net Assets (%)            (0.67)*     (0.28)        -         0.07        (0.16)*
    Portfolio Turnover Rate (%)                                              7.41+       37.46       26.62       29.38       3.53+

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees and the Adviser's voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)                              2.24*       2.20        2.11        2.51        4.38*
    Ratio of Net Investment Loss to Average Net Assets (%)                   (1.50)*     (1.06)      (0.45)      (0.92)      (3.14)*

The expense ratios after giving effect to the waivers, expense reimbursement, and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)                              1.40*       1.40        1.55        1.50        1.24*

(1) For the period August 13, 1996 (commencement of operations) through March 31, 1997.
 +   Not annualized.
 *   Annualized.

                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Aquila Cascadia Equity Fund (the "Fund") was held on May 8, 2000. The holders of shares representing 51% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes for the matter is presented below).

1. To elect Trustees.

                NUMBER OF VOTES:

                TRUSTEE                  FOR            WITHHELD

                Lacy B. Herrmann         419,084        347
                Vernon R. Alden          419,084        347
                David B. Frohnmayer      419,084        347
                James A. Gardner         419,084        347
                Diana P. Herrmann        419,084        347
                Sterling K. Jenson       419,084        347
                Raymond H. Lung          419,084        347
                John W. Mitchell         419,084        347
                Richard C. Ross          419,084        347
                Ralph R. Shaw            419,084        347